SHARE-BASED COMPENSATION - Schedule of Share-Based Compensation Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 197,817	$ 27,862	¥ 371,000	¥ 621,876
2017 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses				3,126
2018 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses				4,790
2019 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses	13	2	288	707
2020 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses	13,732	1,933	45,811	26,879
2021 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses	35,761	5,037	114,799	55,656
2022 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses	33,683	4,744
Restricted share units | 2020 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses	16,464	2,319	59,668	354,272
Restricted share units | 2021 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses	36,369	5,123	150,434	117,559
Restricted share units | 2022 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses	61,795	8,704
Restricted share unit, special awards | 2020 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses				58,887
Research and Development Expense
SHARE-BASED COMPENSATION
Share-based compensation expenses	66,758	9,403	117,876	201,926
Research and Development Expense | 2017 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses				(225)
Research and Development Expense | 2018 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses				55
Research and Development Expense | 2019 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses	0	0	0	0
Research and Development Expense | 2020 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses	3,244	457	17,068	14,915
Research and Development Expense | 2021 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses	8,540	1,203	36,104	20,430
Research and Development Expense | 2022 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses	13,452	1,895
Research and Development Expense | Restricted share units | 2020 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses	4,657	656	18,055	118,368
Research and Development Expense | Restricted share units | 2021 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses	10,495	1,478	46,649	44,227
Research and Development Expense | Restricted share units | 2022 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses	26,370	3,714
Research and Development Expense | Restricted share unit, special awards | 2020 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses				4,156
Administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	126,244	17,781	239,272	406,683
Administrative expenses | 2017 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses				2,835
Administrative expenses | 2018 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses				4,478
Administrative expenses | 2019 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses	13	2	288	707
Administrative expenses | 2020 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses	9,189	1,294	25,897	8,702
Administrative expenses | 2021 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses	25,683	3,617	75,980	35,226
Administrative expenses | 2022 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses	20,231	2,849
Administrative expenses | Restricted share units | 2020 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses	10,232	1,441	37,399	227,392
Administrative expenses | Restricted share units | 2021 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses	25,471	3,588	99,708	73,332
Administrative expenses | Restricted share units | 2022 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses	35,425	4,990
Administrative expenses | Restricted share unit, special awards | 2020 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses				54,011
Equity in loss of an affiliate
SHARE-BASED COMPENSATION
Share-based compensation expenses	4,815	678	13,852	13,267
Equity in loss of an affiliate | 2017 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses				516
Equity in loss of an affiliate | 2018 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses				257
Equity in loss of an affiliate | 2019 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses	0	0	0	0
Equity in loss of an affiliate | 2020 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses	1,299	182	2,846	3,262
Equity in loss of an affiliate | 2021 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses	1,538	217	2,715
Equity in loss of an affiliate | Restricted share units | 2020 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses	1,575	222	4,214	8,512
Equity in loss of an affiliate | Restricted share units | 2021 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 403	$ 57	¥ 4,077	0
Equity in loss of an affiliate | Restricted share unit, special awards | 2020 Plan
SHARE-BASED COMPENSATION
Share-based compensation expenses				¥ 720